UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: November30

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

Annual Report
November 30, 2015

Validea Market Legends ETF
Ticker: VALX

Validea Market Legends ETF

Validea Market Legends ETF

Dear Validea Market Legends ETF Shareholders,

Thank you for your investment in the Validea Market Legends ETF (“VALX”), referred to herein as “the Fund”. The information presented in this letter relates to the performance of the Fund through the fiscal year end date of November 30, 2015.

The Fund is an actively managed ETF that invests in equity securities selected using Validea Capital’s proprietary investment system, which is based on our interpretation of the published investment strategies of Wall Street legends. In total, Validea Capital runs over 20 distinct fundamentally-based investment approaches, and the Fund is comprised of 100 stocks using 10 distinct “guru”-based models that utilize a wide variety of investment styles, including value, growth, momentum and income. Of the 10 unique strategies, the Fund maintains a value investing bias and most of the Fund holdings tend to be in the small and mid-capitalization areas of the market. These portfolio characteristics, which we believe have the potential to be positive contributors to the long term performance of the Fund, have influenced the Fund’s performance in the current fiscal year as discussed below.

From the Fund’s December 9, 2014 inception through November 30, 2015, there have been a few market factors that have influenced the Fund’s performance. The primary factor has been the divergence between value and growth stocks, specifically between large cap growth and small cap value stocks. Through November 30, the Russell 1000 Growth Index, a large cap growth index, has returned 7.18% while the Russell 2000 Value Index, a small cap value index, has returned (0.79)%. The Fund invests in stocks of all market capitalizations, but its primary holdings are in the small and mid-cap areas. Therefore, when small and mid-cap stocks are experiencing periods of underperformance, we would expect the Fund to underperform the S&P 500 Index. This short-term value underperformance, however, is counter to long-term market trends, as value stocks tend to outperform growth stocks over the long-term. According to the data of noted financial researcher Kenneth French, from January 1, 1927 to December 31, 2014, small-cap value stocks outperformed large-cap growth stocks by an average of *5.5 percentage points annually.

(*6 Portfolios Formed on Size and Book-to-Market. The portfolios, which are constructed at the end of each June, are the intersections of 2 portfolios formed on size (market equity, ME) and 3 portfolios formed on the ratio of book equity to market equity (BE/ME). Stocks considered value stocks are in the highest 30% of all stocks in a given year based on the book-to-market ratio, while growth stocks are in the lowest 30% of all stocks in a given year based on the book-to-market ratio. Stocks considered small stocks are in the bottom 30% of all stocks based on their market equity while large stocks are in the top 30% of all stocks based on their market equity. The portfolios include all NYSE, AMEX, and NASDAQ stocks for which there is market equity data for December of the previous year and June of the current year, and (positive) book equity data for the previous year. Returns are from January 1 - December 31 in each calendar year - http://mba.tuck.dartmouth.edu/pages/faculty/ken.french/Data_Library/six_portfolios.html)

The recent trend of outperformance of growth over value stocks runs counter to longer term historical trends in the market. However, these deviations from long-term trends have, and can, persist for extended periods of time and that is why we believe

Validea Market Legends ETF

it’s important for investors to take a long term view when investing in strategies like those utilized by our fund. Over time, however, it’s our belief that the markets will adjust and we should see a reversion back toward value stock outperformance.

Fund and Individual Stock Performance

From the Fund’s inception date through the fiscal year end of November 30, 2015, the Fund was down 3.07% at its market price and down 3.16% at NAV.

For the period ending November 30, 2015, the Fund underperformed the S&P 500 Index by 6.15% and the Russell 2000 Index by 5.26% at its market price.

From a sector perspective, the Fund’s position in the Capital Goods, Consumer Cyclical and the Services sectors hurt performance, while the holdings in Healthcare, Technology and Consumer/Non-Cyclical names were a positive for performance.

In terms of individual stock performance, the best performing positions in the Fund include EBIX Inc. (EBIX) up 73%, LendingTree Inc (TREE) up 72% and Valero Energy (VLO) up 57%. The worst performing positions in the fund include Carbo Ceramics (CRR) down 48%, Marcus & Millichap (MMI) down 42% and Evolent Health (EVH) down 35%.

We thank you for putting your investment in the Validea Market Legends ETF and for putting your trust in our guru-based investing system and strategies.

Sincerely,

John P. Reese
Chief Executive Officer, Adviser to the Fund

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a current prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk. Principal loss is possible. The Validea Market Legends ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Validea Market Legends ETF

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market. Russell 1000 Growth Index measures the large-cap growth stock segment of the market. The Russell 2000 Value Index measures the performance of the small-cap value stock segment of the U.S. equity universe.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Validea Capital Management is the Adviser to the Validea Market Legends ETF which is distributed by Quasar Distributors, LLC.

Validea Market Legends ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending November 30, 2015	(12/9/14)
Validea Market Legends ETF—NAV	(3.16%)
Validea Market Legends ETF—Market	(3.07%)
S&P 500 Index	3.08%
Russell 2000 Index	2.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 9, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Validea Market Legends ETF

PORTFOLIO ALLOCATION
At November 30, 2015

Percentage of
Sector	Net Assets
Manufacturing	34.0%
Retail Trade	16.5
Finance and Insurance	15.5
Professional, Scientific, and Technical Services	8.0
Information	7.1
Wholesale Trade	4.2
Real Estate Investment Trusts	4.1
Administration and Support	1.7
Real Estate, Rental and Leasing	1.7
Mining, Quarrying, Oil and Gas Extraction	1.5
Accommodation and Food Services	1.0
Financials	1.0
Other Assets in Excess of Liabilities	0.9
Agriculture, Forestry, Fishing and Hunting	0.8
Construction	0.8
Health Care and Social Assistance	0.8
Short-Term Investments	0.4
Rights	0.0
Total	100.0%

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2015

Shares		Value

	COMMON STOCKS – 94.6%

	Accommodation and Food Services – 1.0%
8,081	Sonic Corporation	$234,834

	Administrative and Support – 1.7%
7,395	Kforce, Inc.	199,221
3,710	Paychex, Inc.	201,268
		400,489

	Agriculture, Forestry, Fishing and Hunting – 0.8%
3,143	Cal-Maine Foods, Inc.	171,325

	Construction – 0.8%
8,488	Quanta Services, Inc. (a)	187,160

	Finance and Insurance – 15.5%
4,295	Banco Macro SA – ADR (a)	248,638
11,172	Bofi Holding, Inc. (a)	223,775
6,290	Cathay General Bancorp	215,873
5,260	Comerica, Inc.	243,801
4,664	Eagle Bancorp, Inc. (a)	254,794
12,629	Grupo Financiero Galicia S.A. – ADR	317,619
4,534	HCI Group, Inc.	177,415
5,974	International Bancshares Corporation	182,267
3,928	LendingTree, Inc. (a)	400,185
7,257	Moelis & Company	214,154
8,687	National Bank Holdings Corporation	197,195
6,464	PrivateBancorp, Inc.	285,127
11,722	Santander Consumer USA Holdings, Inc. (a)	206,776
2,429	Verisk Analytics, Inc. (a)	182,054
10,086	WisdomTree Investments, Inc.	219,370
		3,569,043

	Financials – 1.0%
10,509	Heritage Insurance Holdings, Inc. (a)	236,032

	Health Care and Social Assistance – 0.8%
11,658	Evolent Health, Inc. (a)	189,792

	Information – 7.1%
5,221	Argan, Inc.	205,237
2,815	ePlus, Inc. (a)	248,255

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Information (Continued)
12,599	Gannett Company, Inc.	$215,191
297	Graham Holdings Company	160,751
4,245	LogMeIn, Inc. (a)	303,178
6,250	Qualys, Inc. (a)	240,375
5,453	WebMD Health Corporation (a)	248,057
		1,621,044

	Manufacturing – 34.0%
3,795	ABIOMED, Inc. (a)	309,558
1,735	Apple, Inc.	205,251
4,941	Astronics Corporation (a)	191,167
11,529	AVG Technologies N.V. (a)	243,147
7,362	CARBO Ceramics, Inc.	137,228
2,001	Celgene Corporation (a)	219,009
6,471	Cooper Tire & Rubber Company	271,717
1,695	Cummins, Inc.	170,127
1,771	Edwards Lifesciences Corporation (a)	288,673
6,320	FMC Technologies, Inc. (a)	215,006
2,190	Gilead Sciences, Inc.	232,052
2,805	GW Pharmaceuticals plc – ADR (a)	243,165
32,243	Himax Technologies, Inc. – ADR	246,014
2,535	ICU Medical, Inc. (a)	287,570
6,216	INSYS Therapeutics, Inc. (a)	198,042
2,897	John B Sanfilippo & Son, Inc.	166,722
2,381	Middleby Corporation (a)	262,005
4,826	Monolithic Power Systems, Inc.	329,761
1,965	Monster Beverage Corporation (a)	303,809
9,039	Movado Group, Inc.	241,793
6,534	Mueller Industries, Inc.	205,756
14,556	Nautilus, Inc. (a)	279,621
26,423	Newpark Resources, Inc. (a)	171,750
2,550	Oxford Industries, Inc.	173,247
2,824	Sanderson Farms, Inc.	211,263
10,203	Sanmina Corporation (a)	231,302
3,740	Scotts Miracle-Gro Company	261,015
6,392	Silicon Motion Technology Corporation – ADR	212,662
2,999	Skyworks Solutions, Inc.	248,977

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Manufacturing (Continued)
2,188	USANA Health Sciences, Inc. (a)	$293,061
4,757	Valero Energy Corporation	341,838
17,392	Vanda Pharmaceuticals, Inc. (a)	171,485
11,142	Winnebago Industries, Inc.	250,695
		7,814,488

	Mining, Quarrying, Oil and Gas Extraction – 1.5%
19,833	Dominion Diamond Corporation	163,622
3,136	Helmerich & Payne, Inc.	182,672
		346,294

	Professional, Scientific, and Technical Services – 8.0%
4,190	Cognizant Technology Solutions Corporation (a)	270,590
11,299	Ebix, Inc.	423,825
6,241	Globant SA (a)	219,434
2,470	MasterCard, Inc.	241,862
3,538	MAXIMUS, Inc.	200,782
5,078	Syntel, Inc. (a)	245,928
19,489	Wipro, Ltd. – ADR	244,587
		1,847,008

	Real Estate, Rental and Leasing – 1.7%
1,522	Jones Lang LaSalle, Inc.	252,835
4,106	Marcus & Millichap, Inc. (a)	134,718
		387,553

	Retail Trade – 16.5%
3,106	Asbury Automotive Group, Inc. (a)	233,261
3,975	AutoNation, Inc. (a)	254,082
3,150	Bed Bath & Beyond, Inc. (a)	171,738
4,803	Buckle, Inc.	152,495
3,009	Dollar General Corporation	196,819
10,769	Finish Line, Inc.	178,658
2,861	Foot Locker, Inc.	185,965
3,176	Genesco, Inc. (a)	172,012
9,301	Insight Enterprises, Inc. (a)	249,081
10,228	Marinemax, Inc. (a)	185,638
4,583	Natural Health Trends Corporation	221,771

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Retail Trade (Continued)
4,959	Ross Stores, Inc.	$257,917
3,532	TJX Companies, Inc.	249,359
2,871	Tractor Supply Company	256,524
1,719	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	287,073
7,729	Urban Outfitters, Inc. (a)	173,130
6,046	Vitamin Shoppe, Inc. (a)	184,403
3,084	Williams-Sonoma, Inc.	195,310
		3,805,236

	Wholesale Trade – 4.2%
5,483	Avnet, Inc.	248,490
3,027	Reliance Steel & Aluminum Company	178,018
3,690	Tech Data Corporation (a)	249,628
5,101	Universal Corporation	288,411
		964,547
	TOTAL COMMON STOCKS (Cost $20,673,852)	21,774,845

	RIGHTS – 0.0%
3,881	Safeway Casa Ley (a)	—
3,881	Safeway PDC, LLC (a)	—
	TOTAL RIGHTS (Cost $0)	—

	REAL ESTATE INVESTMENT TRUSTS – 4.1%
7,393	Brixmor Property Group, Inc.	185,638
9,274	Equity Commonwealth (a)	256,148
12,468	Mack-Cali Realty Corporation	292,998
11,598	Paramount Group, Inc.	213,171
	TOTAL REAL ESTATE
	INVESTMENT TRUSTS (Cost $857,210)	947,955

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds -0.4%
81,344	Fidelity Institutional Money Market Funds (0.12)%*	$81,344
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $81,344)	81,344
	Total Investments
	(Cost $21,612,406) – 99.1%	22,804,144
	Other Assets in Excess of Liabilities – 0.9%	196,348
	NET ASSETS – 100.0%	$23,000,492

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of November 30, 2015.
(a)	Non-income producing security.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2015

ASSETS
Investments in securities, at value (Cost $21,612,406)	$22,804,144
Receivable for investments sold	1,399,616
Interest and dividends receivable	26,492
Total assets	24,230,252

LIABILITIES
Payable for capital shares redeemed	1,214,045
Payable for dividend tax withholding	98
Management fees payable	15,617
Total liabilities	1,229,760

NET ASSETS	$23,000,492

Net Assets Consist of:
Paid-in capital	$24,036,621
Undistributed (accumulated) net investment income (loss)	42,810
Accumulated net realized gain (loss) on investments	(2,270,677)
Net unrealized appreciation (depreciation) on investments	1,191,738
Net assets	$23,000,492

Net Asset Value:
Net assets	$23,000,492
Shares outstanding^	950,000
Net asset value, offering and redemption price per share	$24.21

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF OPERATIONS
Period Ended November 30, 2015*

INCOME
Dividends (net of withholding tax $726)	$198,802
Interest	134
Total investment income	198,936

EXPENSES
Management fees	156,131
Total expenses	156,131
Net investment income	42,805

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,131,306)
Change in unrealized appreciation (depreciation) on investments	1,191,738
Net realized and unrealized gain (loss) on investments	(939,568)
Net increase (decrease) in net assets
resulting from operations	$(896,763)

*	Fund commenced operations on December 9, 2014. The information presented is for the period from December 9, 2014 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2015*
OPERATIONS
Net investment income (loss)	$42,805
Net realized gain (loss) on investments	(2,131,306)
Change in unrealized appreciation
(depreciation) of investments	1,191,738
Net increase (decrease) in net assets
resulting from operations	(896,763)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,897,255
Net increase (decrease) in net assets derived
from capital share transactions (a)	23,897,255
Net increase (decrease) in net assets	23,000,492

NET ASSETS
Beginning of period	—
End of period	$23,000,492
Undistributed (accumulated) net
investment income (loss)	$42,810

(a)	A summary of capital share transactions is as follows:

	Period Ended
	November 30, 2015*
	Shares	Amount
Subscriptions	1,000,000	$25,111,300
Redemptions	(50,000)	(1,214,045)
	950,000	$23,897,255

*	Fund commend operations on December 9, 2014. The information presented is for the period from December 9, 2014 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	November 30, 2015(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.05
Net realized and unrealized gain (loss) on investments	(0.84)
Total from investment operations	(0.79)

Net asset value, end of period	$24.21

Total return	(3.16	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$23,000

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	0.22	%(4)

Portfolio turnover rate(5)	103	%(3)

(1)	Commencement of operations on December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek capital appreciation, with a secondary focus on income. The Fund commenced operations on December 9, 2014.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Shares of the Fund are listed and traded on The NASDAQ Stock Market, LLC (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in amounts less than a Creation Unit in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the Capital Share

Validea Market Legends ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

Transactions section of the Statement of Changes in Net Assets, if applicable. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which when combined with interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,774,845	$—	$—	$21,774,845
Rights	—	—	—	—
Real Estate
Investment Trusts	947,955	—	—	947,955
Short-Term Investments	81,344	—	—	81,344
Total Investments
in Securities	$22,804,144	$—	$—	$22,804,144

^	See Schedule of Investments for breakout of investments by industry classification.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2015, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended November 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

NASDAQ is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended November 30, 2015, the following table shows the reclassifications made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$5	$(139,371)	$139,366

During the period ended November 30, 2015, the Fund realized $139,418 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain (loss) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to November 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2015, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $21,271,571 and $21,236,156, respectively.

For the period ended November 30, 2015, in-kind transactions associated with creations and redemptions were $24,808,753 and $1,180,038, respectively.

There were no purchases or sales of U.S. Government securities during the period.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

NOTE 5 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2015 were as follows:

Cost of investments	$21,668,967
Gross tax unrealized appreciation	2,100,209
Gross tax unrealized depreciation	(965,032)
Net tax unrealized (depreciation)	1,135,177
Undistributed ordinary income	61,094
Undistributed long term gain	—
Total distributable earnings	61,094
Other accumulated gain (loss)	(2,232,400)
Total accumulated gain (loss)	$(1,036,129)

The difference between book and tax basis cost is attributable to wash sales and passive foreign investment companies.

For the period ended November 30, 2015, the Fund had a short-term capital loss carryforward of $2,232,400. This amount does not have an expiration date.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Fund during the period ended November 30, 2015.

Validea Market Legends ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Validea Market Legends ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Validea Market Legends ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period December 9, 2014 (commencement of operations) through November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Validea Market Legends ETF as of November 30, 2015, the results of its operations, changes in its net assets, and the financial highlights for the period December 9, 2014 (commencement of operations) through November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 29, 2016

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of the Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	13	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013); Vice
		since	President, Marco Polo
		2013	Network (financial services
firm) (2009–2011).

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	13	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (26
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	13	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	13	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(26
portfolios).

The Statement of Additional Information includes additional information about the Trustees as is available, without charge, up on request, by calling toll free (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment
	Chairman	Trustee	Management (2011–2013); Vice President, Marco Polo
		since	Network (financial services firm) (2009–2011).
2014;
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Vice President, USBFS (since 2014); Assistant Vice
Born: 1982	Compliance	term;	President, USBFS (2011-2014); Operations Manager,
	Officer	since 2015	USBFS (2007-2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since 2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013); Graduate Student, Marquette University
		2015	Law School (2007-2011).

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Six Months Ended November 30, 2015 (Unaudited)

As a shareholder of Validea Market Legends ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 – November 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2015	November 30, 2015	During the Period(1)
Actual	$1,000.00	$ 921.50	$3.81
Hypothetical (5% annual	$1,000.00	$1,025.07	$4.01
return before expenses)

(1)
The dollar amounts show as expenses paid during the period are equal to the annualized inception period expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 183 days, and divided by the number of days in the most recent twelve month period, 365 days.

Validea Market Legends ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended November 30, 2015, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2015 was 0%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.valideafunds.com.

When available information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at www.valideafunds.com.

Validea Market Legends ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut  06107

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$13,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul Fearday
Paul Fearday, President

Date     February 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul Fearday
Paul Fearday, President

Date     February 3, 2016

By (Signature and Title)* /s/ Kristen Weitzel
  Kristen Weitzel, Treasurer

Date     February 3, 2016

* Print the name and title of each signing officer under his or her signature.